Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Going Concern

Note 1.Nature of Operations and Going Concern

Overview

Aspen University Inc. (together with its subsidiary, the “Company”, “Aspen” or the “University”) was founded in Colorado in 1987 as the International School of Information Management.  On September 30, 2004, the University was acquired by Higher Education Management Group, Inc. (“HEMG”) and changed its name to Aspen University Inc.  On May 13, 2011, the Company formed in Colorado a subsidiary, Aspen University Marketing, LLC, which is currently inactive.

Aspen’s mission is to become an institution of choice for adult learners by offering cost-effective, comprehensive, and relevant online education.  One of the key differences between Aspen and other publicly-traded, exclusively online, for-profit universities is that approximately 88% of our degree-seeking students (as of December 31, 2011) were enrolled in graduate degree programs (Master or Doctorate degree program).  Since 1993, we have been nationally accredited by the Distance Education and Training Council (“DETC”), a national accrediting agency recognized by the U.S. Department of Education (the “DOE”).

Merger with Education Growth Corporation

On May 19, 2011, the Company closed an Agreement and Plan of Merger (the “Merger Agreement”) wherein the Company acquired Education Growth Corporation, Inc. (“EGC”), a privately-held corporation formed in Delaware on January 21, 2011.  EGC merged with and into Aspen University Inc. and Aspen University Inc. was the surviving corporation.

The consideration with respect to the merger with EGC consisted of 3,200,000 common shares of the Company.  EGC was not an operating company and it did not meet the definition of a business for business combination accounting.  EGC did possess intellectual property and, accordingly, the merger was accounted for as an asset acquisition.  Since the stockholders of EGC acquired more than a 10% voting interest in the Company, the asset acquisition was accounted for in accordance with Staff Accounting Bulletin, Topic 5G, “Transfers of Nonmonetary Assets by Promoters or Shareholders”.  Accordingly, the assets acquired in the merger have been recorded at the transferors’ historical cost basis determined under GAAP.  The net purchase price, including acquisition costs paid, was allocated to assets acquired and liabilities assumed as follows:

Current assets (including cash of $3,200)	$3,200
Intangible assets	-
Liabilities assumed	-
Net purchase price	$3,200

Intangible assets acquired include a proprietary database of education-specific media publishers, a database of key words and performance metrics specific to the internet search channel of the education market, and a proprietary lead database processing architecture.

Going Concern

The Company had a net loss allocable to common stockholders of $2,222,899 and negative cash flows from operations of $1,097,089 for the year ended December 31, 2011.  The Company’s ability to continue as a going concern is contingent on securing additional debt or equity financing from outside investors.  These matters raise substantial doubt about the Company's ability to continue as a going concern.  In this regard, we note that the Company raised $2,876,750 during the second half of 2011.  Management plans to continue to implement its business plan and to fund operations by raising additional capital through the issuance of debt and equity securities.  Since the beginning of 2012, the Company has received an additional $450,000 in funding from the sale of convertible note instruments and warrants.

Also, the Company has presently engaged an underwriter, Laidlaw & Company (UK) Ltd., to assist in raising up to $6,000,000 in additional equity capital subsequent to the close of the merger with Aspen Group Inc.  It is important to note that, based on the accompanying consolidated financial statements for the periods presented, the Company is reporting composite scores of 0.1 (2011) and 0.2 (2010) (calculated in accordance with U.S. Department of Education regulations), which is below the 1.5 minimum composite score required for an institution to be deemed financially responsible without the need for further federal oversight.

The financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.